Issued Capital and Reserves (Details) - $ / shares	Sep. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Stock split (in shares)	0.5
Number of shares issued (in shares)		547,755,000	531,846,000
Par value per share (in dollars per share)		$ 0.02	$ 0.02
Number of shares outstanding (in shares)		547,755,000	531,846,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		548,000,000
Number of shares authorised (in shares)		1,300,000,000
Par value per share (in dollars per share)		$ 0.02
Number of shares outstanding (in shares)		548,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		200,000,000
Par value per share (in dollars per share)		$ 0.02
Common Share
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		548,000,000	532,000,000		500,000,000	500,000,000
IPO
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				30,250,000
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				1,595,744